Sales (Tables)	12 Months Ended
Dec. 31, 2020
Revenue [abstract]
Schedule of other operating income

(in millions of euros)	2020	2019	2018
Income from client collection	101	110	84
Net banking income (NBI)	79	55	56
Rebilling of network sharing costs	54	50	45
Tax credits and subsidies	31	33	42
Income from universal service	4	5	14
Other income	336	466	339
Total	604	720	580

Income from client collection mainly includes interest charged to customers for late payments and recovery of trade receivables previously recognized as loss.

Schedule of trade receivables

(in millions of euros)	2020	2019	2018
Net book value of trade receivables in the opening balance	5,320	5,295	5,175
IFRS 9 transition impact	—	—	(22)
Net book value of trade receivables including IFRS 9 transition impact	5,320	5,295	5,153
Business related variations	379	1	65
Changes in the scope of consolidation	4	50	90
Translation adjustment	(90)	28	(12)
Reclassifications and other items	7	(53)	(1)
Net book value of trade receivables in the closing balance	5,620	5,320	5,295

Schedule of categories of trade receivables

(in millions of euros)	December 31,	December 31,	December 31,
	2020	2019	2018
Net trade receivables depreciated according to their age	1,145	1,233	1,050
Net trade receivables depreciated according to other criteria	400	579	600
Net trade receivables past due	1,544	1,812	1,650
Not past due (1)	4,076	3,508	3,645
Net trade receivables	5,620	5,320	5,295
o/w short-term trade receivables	5,382	5,044	4,995
o/w long-term trade receivables (2)	238	276	300
o/w net trade receivables from telecom activities	5,620	5,320	5,295
o/w net trade receivables from Mobile Financial Services	—	—	—

(1)	Not past due receivables are presented net of the balance of expected losses on trade receivables, which amounted to (56) million euros at December 31, 2020, (23) million euros at December 31, 2019 and (25) million euros at December 31, 2018.
(2)	Includes receivables from sales of handsets with payment on instalments that are payable in more than 12 months and receivables from equipment financial lease offers for business (see accounting policies).

Schedule of allowances on trade receivables

(in millions of euros)	2020	2019	2018
Allowances on trade receivables - in the opening balance	(888)	(816)	(760)
IFRS 9 transition impact	—	—	(22)
Allowances on trade receivables - including IFRS 9 transition impact	(888)	(816)	(782)
Net addition with impact on income statement (1)	(383)	(332)	(286)
Losses on trade receivables	275	271	255
Changes in the scope of consolidation	0	(1)	(2)
Translation adjustment	13	(5)	(1)
Reclassifications and other items	0	(5)	(0)
Allowances on trade receivables - in the closing balance	(983)	(888)	(816)

(1)	The change in provision for expected losses, in accordance with IFRS 9, for the 2020 fiscal year amounts to (33) million euros in connection with the health crisis (it amounted to 2 million euros in 2019 and (3) million euros in 2018).

Schedule of customer contract net assets and liabilities

(in millions of euros)	December 31, 2020	December 31, 2019	December 31, 2018
Customer contract net assets (1)	709	771	784
Costs of obtaining a contract	262	258	233
Costs to fulfill a contract	265	181	149
Total customer contract net assets	1,236	1,209	1,166
Prepaid telephone cards	(197)	(212)	(221)
Connection fees	(589)	(665)	(706)
Loyalty programs	(25)	(38)	(38)
Other deferred revenue (2)	(1,158)	(1,163)	(1,025)
Other customer contract liabilities	(15)	(15)	(12)
Total deferred revenue related to customer contracts	(1,984)	(2,093)	(2,002)
Total customer contract net assets and liabilities	(748)	(884)	(836)

(1)	Assets net of remaining performance obligations.
(2)	Includes in particular subscription contracts.

Schedule of reconciliation of customer contract net assets

(in millions of euros)	2020	2019	2018
Customer contract net assets - in the opening balance	771	784	815
Business related variations(1)	(60)	(13)	(36)
Changes in the scope of consolidation	—	—	—
Translation adjustment	(3)	1	(1)
Reclassifications and other items	(0)	0	6
Customer contract net assets - in the closing balance	709	771	784

(1)	Mainly includes new contract assets net of related liabilities, transfer of net contract assets directly to trade receivables and impairment in the period.

Schedule of deferred revenue related to customer contracts

(in millions of euros)	2020	2019	2018
Deferred revenue related to customer contracts - in the opening balance	2,093	2,002	2,021
Business related variations	(73)	(20)	(18)
Changes in the scope of consolidation(1)	—	101	7
Translation adjustment	(31)	13	2
Reclassifications and other items	(6)	(3)	(10)
Deferred revenue related to customer contracts - in the closing balance	1,984	2,093	2,002

Schedule of reconciliation of cost of obtaining a contract and costs to fulfil a contract

(in millions of euros)	2020	2019	2018
Costs of obtaining a contract - in the opening balance	258	233	250
Business related variations	11	21	(14)
Changes in the scope of consolidation	—	1	—
Translation adjustment	(7)	1	(3)
Reclassifications and other items	—	1	0
Costs of obtaining a contract - in the closing balance	262	258	233

(in millions of euros)	2020	2019	2018
Costs to fulfill a contract - in the opening balance	181	149	140
Business related variations	21	30	22
Changes in the scope of consolidation	—	—	—
Translation adjustment	(12)	2	3
Reclassifications and other items(1)	75	—	(16)
Costs to fulfill a contract - in the closing balance	265	181	149

(1)	Mainly includes reclassifications from prepaid expenses to contract fulfilment costs.

Schedule of disclosure of transaction price allocated to remaining performance obligations

(in millions of euros)	December
31, 2020
Less than one year	5,782
Between 1 and 2 years	2,570
Between 2 and 3 years	875
Between 3 and 4 years	520
Between 4 and 5 years	312
More than 5 years	306
Total remaining performance obligations	10,366

Schedule of deferred income

(in millions of euros)	2020	2019	2018
Deferred income in the opening balance	51	58	76
Business related variations(1)	115	(0)	(42)
Changes in the scope of consolidation	—	0	2
Translation adjustment	(3)	(0)	—
Reclassifications and other items	1	(6)	22
Deferred income in the closing balance	165	51	58

(1)	Including deferred income in 2020 under a transmission capacity agreement for an FTTH network in Spain.

Schedule of other assets

	December 31,	December 31,	December 31,
(in millions of euros)	2020	2019	2018
Advances and downpayments	116	101	84
Submarine cable consortiums (1)	258	168	130
Security deposits paid	93	93	97
Orange Money - isolation of electronic money (1)	825	613	497
Other(2)	545	408	473
Total	1,837	1,383	1,281

(1)	These receivables are offset by the liabilities of the same amount (see accounting policies below and Note 6.7).
(2)	Including in 2020 a receivable under a transmission capacity agreement for an FTTH network in Spain.

(in millions of euros)	2020	2019	2018
Other assets in the opening balance	1,383	1,281	1,204
Business related variations(1)	495	97	74
Changes in the scope of consolidation	0	0	7
Translation adjustment	(32)	3	1
Reclassifications and other items	(9)	2	(5)
Other assets in the closing balance	1,837	1,383	1,281
o/w other non-current assets	136	125	129
o/w other current assets	1,701	1,258	1,152

(1)	Including in 2020 a receivable under a transmission capacity agreement for an FTTH network in Spain.